Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, plan assets	$ 297	$ 331
Multiemployer plans, accumulated benefit obligation	380	409
Defined contribution plan, cost	$ 16	15	$ 17
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution in next year	$8 million
Defined benefit plan, benefit obligation	$ 357	$ 384	381
Domestic plan [member] | Debt securities [member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target allocation percentage	20 percent	20 percent
Domestic plan [member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target allocation percentage	80 percent	80 percent
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution in next year	$9 million
Defined benefit plan, benefit obligation	$ 375	$ 443	404
UK and international plans [member] | Debt and equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target allocation percentage	75 percent	75 percent
UK and international plans [member] | Bond funds [member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target allocation percentage	25 percent	25 percent
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contribution in next year	$4 million
Defined benefit plan, benefit obligation	$ 83	$ 86	$ 81